Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Description of Plan [Line Items]
Description of Plan

1.	Description of Plan
The sponsor of the Brown-Forman Corporation Savings Plan (the Plan), Brown-Forman Corporation (the Company or the Sponsor), is a leading producer and marketer of fine quality consumer products in domestic and international markets. The Company's operations include the production, distribution, and marketing of distilled spirits.

The following brief description of the Plan is provided for general information purposes only. Participants should refer to the plan document or summary plan description for more complete information.

General

The Plan is a defined contribution plan covering substantially all salaried and non-union hourly employees of the Company as well as salaried and non-union hourly employees of the Company’s subsidiaries. An employee becomes eligible to participate in the Plan on their employment commencement date. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

The Plan was restated in its entirety effective January 1, 2016 and last amended August 1, 2024.

Empower Retirement, LLC (Empower) serves as Recordkeeper and Empower Trust Company, LLC serves as Directed Trustee for the Plan.

Contributions

Employees may contribute to the Plan between 1% and 100% of their compensation. Contributions may be made in pre-tax and/or in Roth (after-tax) dollars. Employee contributions are not to exceed the Section 402(g) Internal Revenue Code (the IRC) limitation for the calendar year of $23,500 and $23,000 for 2025 and 2024, respectively, plus “catch-up” contribution amounts provided for in the IRC. Newly eligible employees and employees who have not completed a salary reduction form are automatically enrolled in the Plan at a 5% of compensation deferral rate unless they indicate a desire not to make contributions or elect to enroll at a different percentage. Rehired employees are also automatically enrolled in the Plan at a 5% deferral rate unless they elect differently. Participants may rollover assets from their former employers’ qualified plans to the Plan provided that the rollover will not jeopardize the tax-exempt status of the Plan or create an adverse tax consequence for the Company.

The Plan allows for Automatic Escalation of participant contributions, which automatically increases participant contributions by 1% of compensation annually up to a maximum of 15%. However, participants can opt out of this feature or set their automatic escalation percentage.

Eligible participants who have attained age 50 before the close of the plan year may make catch-up contributions in an amount of 1% to 100% of the employee’s compensation, subject to the limitations of the IRC. Catch-up contributions are not matched by the Company.

The Company contributes matching contributions in an amount equal to 100% of the participant’s elective deferral for up to 5% of compensation that is deferred. Company matching contributions are made with each payroll period in which there are deferrals by the participant. At the end of the year, the Company may make a true-up match contribution for those participants still employed on December 31.

Participant accounts are credited with the participant contributions and an allocation of (i) the Company's contribution on a per-payroll basis, and (ii) plan earnings daily. Credits for employer contributions are made on a per-payroll basis. Allocations are based on the participants’ contributions, earnings, account balances, or specific participant transactions, as defined in the Plan. The total annual contributions, as defined by the Internal Revenue Service (IRS) and the Plan, credited to a participant’s account in a plan year may not exceed the lesser of (i) $70,000, or (ii) 100% of the participant's compensation in the plan year.
Participants can allocate contributions among various investment options in 1% increments. The Plan currently offers participants several different investment choices, including mutual funds, common collective trust funds, pooled separate accounts, and Brown-Forman Corporation Class B common stock in the Employee Stock Ownership Plan (ESOP) component of the Plan. Effective July 13, 2023, new investments in Brown-Forman Corporation Class B common stock under the ESOP component of the Plan are no longer permitted; dividend reinvestments continue to be allowed.

Vesting

Participants are immediately vested in their employee contributions plus actual earnings thereon. Vesting in the Company's contributions and earnings thereon is 25% per year of service with the Company. After four years of service, participants will become 100% vested in the company contributions account. Participants will become 100% vested in their Company contributions account in case of death, normal retirement, or total and permanent disability while employed.

Withdrawals

Upon termination of service, participants can elect to transfer their vested interest in the Plan to a qualified plan of their new employer, roll over their funds into an Individual Retirement Account (IRA), or receive their vested interest in the Plan. Payments to participants can be made via partial withdrawals, in a lump-sum amount or in the form of installment payments over a period of time not to exceed life expectancy. Withdrawals of investments in Brown-Forman Class B common stock may be taken in the form of Brown-Forman Class B common stock (in kind) or cash. Upon termination of employment, if the total vested account balance is $7,000 or less, and the participant does not direct otherwise, it will be automatically rolled over into an IRA with Inspira Financial; or, distributed in cash in the case of a participant who has attained normal retirement age (65). In the event of death, participant beneficiaries will receive the vested interest, in a permitted payment form that they elect. Participants may also withdraw their vested interest in the case of financial hardship under guidelines promulgated by the IRS.

Any fully vested participant age 59 1/2 or older, may request an in-service withdrawal.

Notes Receivable from Participants

A participant may borrow a portion of their vested benefit under the Plan. Loans are limited to the lesser of $50,000 or 50% of the vested account balance. Loans must bear a reasonable rate of interest, be secured by the balance in the participant’s account, and be repaid within five years. Interest rates are fixed based on prevailing rates charged by lending institutions. The interest rate for outstanding loans at December 31, 2025 and 2024, ranged from 3.25% to 9.50%. For actively working participants, principal and interest are paid ratably through payroll deductions. In the event of layoff, leave of absence, termination or retirement, loan payments may continue to be made directly to the Trustee/Recordkeeper. Principal and interest paid on participant loans is allocated directly to the applicable participant’s account.

Forfeited Accounts

Forfeited balances of terminated participants' non-vested accounts are used first to reinstate previously forfeited account balances of re-employed participants, if any, and the remaining amounts are used to reduce Company contributions, as defined in the plan document, or may be used to pay administrative expenses of the Plan. The unused remaining balance of forfeitures available to offset future employer contributions and administrative expenses was $519,713 and $690,652 as of December 31, 2025 and 2024, respectively. The employer matching contributions receivable amount reflected in the financial statements as of December 31, 2025, is net of forfeitures totaling $507,801 that were used when the contributions were remitted in 2026. The employer matching contributions receivable amount reflected in the financial statements as of December 31, 2024, is net of forfeitures totaling $698,335 that were used when the contributions were remitted in 2025. The forfeitures used to reduce employer contributions include balances that were forfeited subsequent to year-end but prior to the date the employer contributions were remitted.
Employee Stock Ownership Plan

The Plan includes a participant directed ESOP, which includes Company Class B common stock in the participant’s account and provides participants the option of having cash dividends payable on shares of Company Class B common stock held in the ESOP either paid directly to the participant in cash or reinvested in the ESOP. Effective July 13, 2023, this investment option was frozen to transfers and new contributions. Dividend reinvestment is still permitted.

Transfers to/from Company Sponsored Plan

The Plan permits the transfer of participant account balances to or from another Company sponsored plan as a participant experiences changes in employment status. During 2025, a total of $32,533 (including loan balances of $8,329) of Plan assets was transferred from other Company sponsored plans.